Document and Entity Information	May 27, 2020
Prospectus:
Document Type	497
Document Period End Date	May 27, 2020
Registrant Name	BNY Mellon U.S. Mortgage Fund, Inc.
Entity Central Index Key	0000762156
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 27, 2020
Document Effective Date	May 27, 2020
Prospectus Date	Aug. 30, 2019
BNY Mellon U.S. Mortgage Fund, Inc. | Class I
Prospectus:
Trading Symbol	GPNIX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Y
Prospectus:
Trading Symbol	GPNYX
BNY Mellon U.S. Mortgage Fund, Inc. | Class C
Prospectus:
Trading Symbol	GPNCX
BNY Mellon U.S. Mortgage Fund, Inc. | Class A
Prospectus:
Trading Symbol	GPGAX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRGMX